INCOME FUND OF AMERICA ®
INCOME FUND OF AMERICA ®
Investment objectives
The fund’s investment objectives are to provide you with current income while secondarily striving for capital growth.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 26 of the prospectus and on page 69 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - INCOME FUND OF AMERICA ®	Class A		Class 529-A		Class B	Class 529-B	Class C	Class 529-C	Class 529-E	Class 529-F-1	Class F-1	Class F-2	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6	Class R-5E	Class R-2E
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		5.75%		none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00%	[1]	1.00%	[1]	5.00%	5.00%	1.00%	1.00%	none	none	none	none	none	none	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none		none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Redemption or exchange fees	none		none		none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price or market value of shares being sold.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - INCOME FUND OF AMERICA ®	Class A	Class B	Class C	Class F-1	Class F-2	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1	Class R-1	Class R-2	Class R-2E		Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
Management fees	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%		0.22%	0.22%	0.22%	0.22%	0.22%
Distribution and/or service (12b-1) fees	0.24%	1.00%	1.00%	0.25%	none	0.23%	0.99%	0.99%	0.50%	none	1.00%	0.74%	0.60%		0.50%	0.25%	none	none	none
Other expenses	0.10%	0.09%	0.14%	0.18%	0.17%	0.21%	0.24%	0.22%	0.17%	0.21%	0.15%	0.40%	0.27%	[1]	0.20%	0.15%	0.27%	0.11%	0.06%
Total annual fund operating expenses	0.56%	1.31%	1.36%	0.65%	0.39%	0.66%	1.45%	1.43%	0.89%	0.43%	1.37%	1.36%	1.09%		0.92%	0.62%	0.49%	0.33%	0.28%
[1]	Based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - INCOME FUND OF AMERICA ® - USD ($)	1 year	3 years	5 years	10 years
Class A	629	744	870	1,236
Class B	633	815	918	1,372
Class C	238	431	745	1,635
Class F-1	66	208	362	810
Class F-2	40	125	219	493
Class 529-A	639	774	922	1,350
Class 529-B	648	859	992	1,520
Class 529-C	246	452	782	1,713
Class 529-E	91	284	493	1,096
Class 529-F-1	44	138	241	542
Class R-1	139	434	750	1,646
Class R-2	138	431	745	1,635
Class R-2E	111	347	601	1,329
Class R-3	94	293	509	1,131
Class R-4	63	199	346	774
Class R-5E	50	157	274	616
Class R-5	34	106	185	418
Class R-6	29	90	157	356

For the share classes listed below, you would pay the following if you did not redeem your shares:
Expense Example No Redemption - INCOME FUND OF AMERICA ® - USD ($)	1 year	3 years	5 years	10 years
Class B	133	415	718	1,372
Class C	138	431	745	1,635
Class 529-B	148	459	792	1,520
Class 529-C	146	452	782	1,713

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 52% of the average value of its portfolio.

Principal investment strategies

Normally the fund invests primarily in income-producing securities. These include equity securities, such as dividend-paying common stocks, and debt securities, such as interest-paying bonds.

Generally at least 60% of the fund’s assets will be invested in common stocks and other equity-type securities. However, the composition of the fund’s investments in equity, debt and cash or money market instruments may vary substantially depending on various factors, including market conditions. The fund may also invest up to 25% of its assets in equity securities of issuers domiciled outside the United States, including issuers in developing countries. In addition, the fund may invest up to 20% of its assets in lower quality, higher yielding nonconvertible debt securities (rated Ba1 and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser); such securities are sometimes referred to as “junk bonds.” The fund may also invest up to 10% of its assets in debt securities of issuers domiciled outside the United States; however, these securities must be denominated in U.S. dollars.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Bloomberg Barclays U.S. Aggregate Index is a gauge of the U.S. investment-grade bond market and reflects a portion of the fixed-income securities in which the fund may invest. The Lipper Income Funds Index includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.

Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest 14.13% (quarter ended September 30, 2009)

Lowest -15.43% (quarter ended December 31, 2008)

The fund's total return for the six months ended June 30, 2016, was 6.63%.

Average annual total returns For the periods ended December 31, 2015 (with maximum sales charge):
Average Annual Returns - INCOME FUND OF AMERICA ®	Label	Average Annual Return, 1 Year	Average Annual Return, 5 Years	Average Annual Return, 10 Years	Average Annual Return, Since Inception	Average Annual Return, Inception Date
Class A	A Before taxes	(7.15%)	7.07%	5.71%	10.88%	Dec. 01, 1973
Class B	B Before taxes	(6.92%)	7.23%	5.69%	7.05%	Mar. 15, 2000
Class C	C Before taxes	(3.18%)	7.49%	5.48%	6.31%	Mar. 15, 2001
Class F-1	F-1 Before taxes	(1.56%)	8.27%	6.27%	6.86%	Mar. 15, 2001
Class F-2	F-2 Before taxes	(1.35%)	8.53%		7.18%	Aug. 01, 2008
Class 529-A	529-A Before taxes	(7.22%)	6.95%	5.62%	6.56%	Feb. 15, 2002
Class 529-B	529-B Before taxes	(7.06%)	7.08%	5.56%	6.57%	Feb. 19, 2002
Class 529-C	529-C Before taxes	(3.29%)	7.40%	5.40%	6.22%	Feb. 19, 2002
Class 529-E	529-E Before taxes	(1.83%)	7.96%	5.95%	6.69%	Feb. 25, 2002
Class 529-F-1	529-F-1 Before taxes	(1.40%)	8.47%	6.47%	8.08%	Sep. 17, 2002
Class R-1	R-1 Before taxes	(2.30%)	7.46%	5.47%	6.26%	Jun. 17, 2002
Class R-2	R-2 Before taxes	(2.28%)	7.46%	5.45%	6.01%	May 31, 2002
Class R-2E	R-2E Before taxes	(1.92%)			(1.23%)	Aug. 29, 2014
Class R-3	R-3 Before taxes	(1.85%)	7.94%	5.94%	6.60%	Jun. 04, 2002
Class R-4	R-4 Before taxes	(1.60%)	8.26%	6.25%	7.28%	Jun. 27, 2002
Class R-5	R-5 Before taxes	(1.30%)	8.58%	6.57%	7.11%	May 15, 2002
Class R-6	R-6 Before taxes	(1.25%)	8.64%		12.36%	May 01, 2009
After Taxes on Distributions | Class A	A After taxes on distributions	(8.32%)	6.05%	4.54%
After Taxes on Distributions and Sale of Fund Shares | Class A	A After taxes on distributions and sale of fund shares	(3.24%)	5.43%	4.37%
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	1.38%	12.57%	7.31%	10.84%	Dec. 01, 1973
Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	0.55%	3.25%	4.51%		Dec. 01, 1973
Lipper Income Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	Lipper Income Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	(1.54%)	4.94%	4.69%		Dec. 01, 1973

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.